Accounts Receivable - Summary of the Movement in the Allowance for Doubtful Accounts (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Allowance For Doubtful Accounts Receivable Roll forward [Abstract]
Balance at beginning of year	¥ (25)	$ (4)	¥ (25)
Additions	(4,757)	(747)	0
Write-offs	131	21	0
Balance at end of year	¥ (4,651)	$ (730)	¥ (25)